Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Equipment

2025	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$205,446	$170,186	$35,260
Furniture and fixtures	6,750	3,958	2,792
	$212,196	$174,144	$38,052

2024	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$180,503	$157,811	$22,692
Furniture and fixtures	6,750	3,639	3,111
	$187,253	$161,450	$25,803